SUPPLEMENT TO

CALVERT BALANCED PORTFOLIO

Calvert Balanced Portfolio and Calvert Large Cap Core Portfolio Prospectus (Class Y) dated April 30, 2013

Date of Supplement: September 19, 2013

Accordingly, effective December 1, 2013, the “Annual Fund Operating Expenses” table contained under “Fees and Expenses of the Fund” in the Fund Summary on page 1 is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)[1]

Class Y
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses	0.36%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	1.06%
Less fee waiver and/or expense reimbursement [2]	(0.08%)
Net expenses	0.98%

[1] Based on actual expenses for the past fiscal year adjusted for estimates of Class Y specific expenses.

[2] The investment advisor has agreed to contractually limit direct ordinary operating expenses for Class Y to 0.955% through January 31, 2015. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

In addition, effective December 1, 2013, the table contained under “Fees and Expenses of the Fund – Example” in the Fund Summary on page 1 is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$100	$328	$576	$1,286